Commitment and Contingencies - 10Q (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Lease, Cost
Supplemental lease expense related to leases for the years ended December 31, 2023 and 2022 was as follows (in thousands):

	Years Ended December 31,
	2023	2022
Operating lease cost	$1,037	$1,037
Finance lease cost
Amortization of finance leases	35	4
Interest on finance lease liabilities	12	2
Variable lease cost	178	196
Short-term lease cost	80	74
Total lease cost	$1,342	$1,313
Supplemental lease expense related to leases for the three and nine months ended September 30, 2024 and 2023 was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating lease cost	$508	$259	$1,553	$777
Finance lease cost
Amortization of finance leases	12	10	39	24
Interest on finance lease liabilities	3	3	9	9
Variable lease cost	364	19	978	129
Short-term lease cost	18	21	53	63
Total lease cost	$905	$312	$2,632	$1,002

Lessee, Operating Lease, Liability, to be Paid, Maturity
The following table summarizes the maturity of the Company’s operating and finance lease liabilities on an undiscounted cash flow basis and a reconciliation to the operating and finance lease liabilities recognized on the Company’s consolidated balance sheet as of December 31, 2023 (in thousands):

Maturity of operating lease liabilities
2024	$3,862
2025	3,964
2026	3,672
2027	3,235
2028	3,294
2029	616
Total lease payments	$18,643
Less: interest	(3,782)
Total operating lease liabilities	$14,861
The following table summarizes the maturity of the Company’s operating and finance lease liabilities on an undiscounted cash flow basis and a reconciliation to the operating and finance lease liabilities recognized on the Company’s condensed consolidated balance sheet as of September 30, 2024 (in thousands):

Maturity of operating lease liabilities
2024 (remaining)	$982
2025	3,987
2026	3,695
2027	3,239
2028	3,294
2029	613
Total lease payments	$15,810
Less: interest	(2,784)
Total operating lease liabilities	$13,026

Finance Lease, Liability, to be Paid, Maturity

Maturity of finance lease liabilities
2024	$51
2025	50
2026	15
2027	6
2028	1
Total lease payments	$123
Less: interest	(16)
Total finance lease liabilities	$107

Maturity of finance lease liabilities
2024 (remaining)	$15
2025	60
2026	21
2027	6
Total lease payments	$102
Less: interest	(9)
Total finance lease liabilities	$93

Assets And Liabilities, Lessee
Supplemental balance sheet information related to leases as of December 31, 2023 and 2022 was as follows (in thousands):

Leases	December 31,
	2023	2022
Operating right-of-use assets	$3,681	$4,344

Operating current lease liabilities	2,559	678
Operating noncurrent lease liabilities	12,302	3,921
Total operating lease liabilities	$14,861	$4,599

Finance right-of-use assets	$98	$87

Finance current lease liabilities	42	24
Finance noncurrent lease liabilities	65	66
Total finance lease liabilities	$107	$90

Other information	December 31,
	2023	2022
Cash paid for amounts included in measurement of operating lease liabilities (in thousands)	$1,051	$1039
Cash paid for amounts included in measurement of finance lease liabilities (in thousands)	$42	$3
Weighted-average remaining lease term - operating leases (in years)	4.88	5.72
Weighted-average remaining lease term - finance lease (in years)	2.53	3.47
Weighted-average discount rate - operating leases	9.72%	8.86%
Weighted-average discount rate - finance lease	11.49%	11.45%
Supplemental balance sheet information related to leases as of September 30, 2024 was as follows (in thousands):

Leases
Operating right-of-use assets	$3,193

Operating lease liabilities, current	2,856
Operating lease liabilities, non-current	10,170
Total operating lease liabilities	$13,026

Finance right-of-use assets	$84

Finance lease liabilities, current	54
Finance lease liabilities, non-current	39
Total finance lease liabilities	$93

Other information
Cash paid for amounts included in measurement of operating lease liabilities (in thousands)	$2,899
Cash paid for amounts included in measurement of finance lease liabilities (in thousands)	$45
Weighted-average remaining lease term - operating leases (in years)	4.18
Weighted-average remaining lease term - finance lease (in years)	1.87
Weighted-average discount rate - operating leases	9.73%
Weighted-average discount rate - finance lease	11.05%

Asset Acquisition, Contingent Consideration
The following table summarizes the components of the contingent value rights liability in the condensed consolidated balance sheet as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024		December 31, 2023
	Current	Non-Current	Current	Non-Current
Lease CVR	$436	$717	$281	$1,006
Intellectual Property CVR, net	—	(71)	—	—
Sales Tax CVR	332	—	—	—
Total CVR liability	$768	$646	$281	$1,006